Summary of Disaggregated Revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenues from product lines, percentage	100.00%	100.00%	100.00%
Revenues	$ 6,280,192	$ 5,054,928	$ 4,770,362
United States
Disaggregation of Revenue [Line Items]
Revenues	5,636,929	4,535,262	4,184,206
Canada
Disaggregation of Revenue [Line Items]
Revenues	386,780	301,727	294,040
Latin America and the Caribbean
Disaggregation of Revenue [Line Items]
Revenues	$ 256,483	$ 217,939	$ 292,116
HVAC Equipment
Disaggregation of Revenue [Line Items]
Revenues from product lines, percentage	69.00%	69.00%	68.00%
Other HVAC Products
Disaggregation of Revenue [Line Items]
Revenues from product lines, percentage	28.00%	28.00%	28.00%
Commercial Refrigeration Products
Disaggregation of Revenue [Line Items]
Revenues from product lines, percentage	3.00%	3.00%	4.00%